Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Prepaid Expense, Current [Abstract]
Schedule of prepaid expenses

	November 30	August 31
	2020	2020
	$	$
Advertising & conferences	21,539	21,878
Legal fees	130	47,498
Licence, filing fees, dues	30,138	8,541
Office & insurance	58,823	78,792
Research & development	25,386	25,386
	136,016	182,095

	August 31 2020 $	August 31 2019 $
Advertising & conferences	21,878	39,143
Legal fees	47,498	—
Licence, filing fees, dues	8,541	—
Office & insurance	78,792	29,784
Research & development	25,386	—
	182,095	68,927